Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
NET LOSS	$ (29,216)	$ (25,427)
Other comprehensive income (expense), net of tax:
Foreign currency translation adjustment	(33)	(13)
COMPREHENSIVE LOSS	$ (29,249)	$ (25,440)